ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2014
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the Company's subsidiaries, VIEs and VIEs' subsidiaries

        As of December 31, 2014, the Company's subsidiaries, VIEs and VIEs' subsidiaries included the following entities:

	Date of incorporation/ acquisition	Place of incorporation	Percentage of legal ownership
Subsidiaries:
Bona International Film Group Limited ("Bona International")	December 13, 2006	BVI	100%
Distribution Workshop (HK) Ltd. ("Distribution Workshop HK")	May 31, 2007	Hong Kong	51%
Beijing Bona New World Media Technology Co., Ltd. ("Bona New World")	June 7, 2007	PRC	100%
Distribution Workshop (BVI) Ltd. ("Distribution Workshop BVI")	June 29, 2007	BVI	51%
Bona Entertainment Co., Ltd. ("Bona Entertainment")	July 1, 2008	Hong Kong	100%
Bona Productions Co., Ltd. ("Bona Production")	July 21, 2010	Hong Kong	100%
Alpha Speed Limited	July 1, 2011	BVI	100%
Film Investments Limited	October 29, 2012	Hong Kong	100%
DW2 Limited	October 29, 2012	Hong Kong	100%
VIEs:
Bona Film Group Co., Ltd. (PRC) ("Bona Film") (previously named "Beijing Bona Film and Culture Communication Co., Ltd.")	August 1, 2003	PRC	0%
Beijing Baichuan Film Distribution Co., Ltd. ("Baichuan") (previously named "Beijing PolyBona Film Distribution Co., Ltd.")	November 18, 2003	PRC	0%
Beijing Bona Advertising Co., Ltd. ("Bona Advertising")	April 28, 2005	PRC	0%
Cinema Popular Limited ("Cinema Popular")	October 15, 2008	Hong Kong	50%
VIEs' subsidiaries:
Beijing Bona International Cineplex Investment and Management Co., Ltd. ("Beijing Bona Cineplex")	November 14, 2005	PRC	0%
Shanghai Bona Yinxing Cinema Development Co., Ltd. ("Shanghai Cinema")	March 5, 2008	PRC	0%
Beijing Bona Xingyi Culture Agency Co., Ltd. ("Bona Xingyi") (previously named "Beijing Bona Yinglong Culture Agency Co., Ltd.")	June 25, 2008	PRC	0%
Zhejiang Bona Film and Television Production Co., Ltd. ("Zhejiang Bona")	December 5, 2008	PRC	0%
Beijing Bona Youtang Cineplex Management Co., Ltd. ("Bona Youtang")	April 13, 2009	PRC	0%
Shijiazhuang Bona Cinema Investment Management Co., Ltd. ("Shijiazhuang Cinema")	August 27, 2009	PRC	0%
Shenzhen Bona Shidai Cinema Investment Management Co., Ltd. ("Shenzhen Cinema")	December 11, 2009	PRC	0%
Xi'an Huitong Bona Film Culture Media Co., Ltd. ("Xi'an Huitong")	October 18, 2010	PRC	0%
Beijing Bona Starlight Cineplex Management Co., Ltd. ("Bona Starlight")	July 1, 2011	PRC	0%
Beijing Bona Shunjing Cineplex Management Co., Ltd. ("Shunjing Cinema")	July 1, 2011	PRC	0%
Beijing Bona Huixin Cineplex Management Co., Ltd. ("Huixin Cinema")	July 1, 2011	PRC	0%
Tianjin Bona Jinkang Cineplex Management Co., Ltd. ("Jinkang Cinema")	July 1, 2011	PRC	0%
Chongqing Bona Yuexin Cineplex Management Co., Ltd. ("Yuexin Cinema")	July 1, 2011	PRC	0%
Changsha Mango Bona Cineplex Management Co., Ltd. ("Mango Cinema")	July 1, 2011	PRC	0%
Beijing Bona Jingpin Cineplex Management Co., Ltd. ("Jingpin Cinema")	November 8, 2011	PRC	0%
Beijing Bona Tianshi Cineplex Management Co., Ltd. ("Tianshi Cinema")	November 29, 2011	PRC	0%
Dongguan Bona Dongsheng Cineplex Investment Co., Ltd. ("Dongsheng Cinema")	December 1, 2011	PRC	0%
Tianjin Nongken Bona Film Investment Co., Ltd. ("Tianjin Nongken")	April 20, 2012	PRC	0%
Shanghai Bona Zhongyuan Management and Consulting Co., Ltd. ("Shanghai Zhongyuan")	May 24, 2012	PRC	0%
Suzhou Bona Lifeng Cineplex Management Co., Ltd. ("Suzhou Lifeng")	June 27, 2012	PRC	0%
Tianjin Bona Culture Media Co., Ltd. ("Bona Tianjin")	July 18, 2012	PRC	0%
Fenghua Bona Cineplex Management Co., Ltd. ("Fenghua Bona")	August 17, 2012	PRC	0%
Bona Guoqiang Tianjin Film and Culture Media Co., Ltd. ("Bona Guoqiang")	March 6, 2013	PRC	0%
Tianjin Bona Jinyu Assets Management Co., Ltd. ("Tianjin Jinyu)	September 17, 2013	PRC	0%
Zibo Bona Cineplex Management Co., Ltd. ("Zibo Cinema")	November 19, 2013	PRC	0%
Sanya Beauty Crown Bona International Cinema Co., Ltd. ("Sanya Cinema")	March 31, 2014	PRC	0%
Wuhan Bona Film Culture Communication Co., Ltd. ("Wuhan Cinema")	August 21, 2014	PRC	0%
Liuzhou Bona Cineplex Management Co., Ltd. ("Liuzhou Cinema")	September 9, 2014	PRC	0%
Taiyuan Bona Cineplex Co., Ltd. ("Taiyuan Cinema")	September 9, 2014	PRC	0%

Schedule of consolidated information of the VIEs and their subsidiaries of the entity

	December 31,
	2013	2014
Cash and cash equivalents	27,092	94,011
Accounts receivable, net	36,318	71,503
Prepaid expenses and other current assets	12,147	19,782
Total current assets	108,070	243,571
Distribution rights	2,570	2,885
Production costs	92,283	120,388
Property and equipment, net	63,646	75,162
Total non-current assets	195,821	243,334
Total assets	303,891	486,905

Total current liabilities	147,508	253,987
Total non-current liabilities	18,572	41,933

Total liabilities	166,080	295,920

	Years ended December 31,
	2012	2013	2014
Net revenues	132,455	141,890	248,811

Net income	5,358	13,388	24,615

	Years ended December 31,
	2012	2013	2014
Net cash provided by operating activities	17,748	13,432	30,611
Net cash used in investing activities	(22,239)	(61,140)	(56,033)
Net cash provided by financing activities	13,264	60,107	92,341